Cash and cash equivalents and Marketable securities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Repayment of principal and interest	$ 39,716
Acquisition of property plant and equipment and intangibles assets	11,905
Capital expenditures classified as operating activities	25,449
Capital expenditures classified as financing	10,707
Disposal of assets	$ 5,790	$ 3,087	$ 2,205